Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying unaudited interim Consolidated Balance Sheets as at December 31, 2023 and June 30, 2024, are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2023	2024
(a) “Pyxis Theta” (Seventhone)	$11,350	$10,750
(b) “Pyxis Karteria” (Tenthone)	14,150	13,400
(c) “Pyxis Lamda” (Eleventhone)	17,390	16,527
(d) “Konkar Ormi” (Dryone Corp.)	18,600	17,800
(e) “Konkar Asteri” (Drytwo Corp.)	—	14,200
(f) “Konkar Venture” (Drythree Corp.)	—	16,500
Total	$61,490	$89,177

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

	December 31,	June 30,
	2023	2024
Current portion	$5,777	$7,887
Less: Current portion of deferred financing costs	(197)	(250)
Current portion of long-term debt, net of deferred financing costs, current	$5,580	$7,637

Long-term portion	$55,713	$81,290
Less: Non-current portion of deferred financing costs	(343)	(444)
Long-term debt, net of current portion and deferred financing costs, non-current	$55,370	$80,846

Schedule of Principal Payments

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements. The annual principal payments required to be made after June 30, 2024, giving effect to the debt refinancing discussed in Note 7 and Note 16, are as follows:

To June 30,	Amount
2025	$7,887
2026	7,787
2027	19,133
2028	14,660
2029 and thereafter	39,710
Total	$89,177